Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Excess of consideration over acquired assets	$ (22,260)	$ (12,909)
Astarte [Member]
Consideration in cash	23,450	24,100
Less: Carrying value of net assets of companies acquired	1,190	11,191
Excess of consideration over acquired assets	$ 22,260	$ 12,909